Employee Benefits - Summary of Number and Weighted Average Exercise Price of Share Options (Detail)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptions [Abstract]
Beginning Balance, Weighted average exercise price | $ / shares	$ 0.00001	$ 0.00001
Forfeited during the year, Weighted average exercise price | $ / shares	0.00001	0.00001
Exercised during the year ,Weighted average exercise price | $ / shares	0
Granted during the year, Weighted average exercise price | $ / shares	0.00001	0.00001
Ending balance, Weighted average exercise price | $ / shares	0.00001	$ 0.00001
Exercisable at the end of the year, Weighted average exercise price | $ / shares	$ 0
Beginning Balance, Number of options | shares	74,707,270	57,613,684
Forfeited during the year, Number of options | shares	(8,673,488)	(9,160,081)
Exercised during the year, Number of options | shares	0
Granted during the year, Number of options | shares	12,738,070	26,253,667
Ending Balance, Number of options | shares	78,771,852	74,707,270
Exercisable at the end of the year, Number of options | shares	0